UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Global High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 94.2%
Consumer Discretionary 19.8%
AMC Entertainment, Inc., 5.875%, 2/15/2022		430,000	439,675
AMC Networks, Inc., 7.75%, 7/15/2021		160,000	172,800
AmeriGas Finance LLC:
6.75%, 5/20/2020		900,000	936,000
7.0%, 5/20/2022		695,000	728,012
APX Group, Inc., 6.375%, 12/1/2019		390,000	371,475
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		1,115,000	1,154,025
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		590,000	637,200
Autodis SA, 144A, 6.5%, 2/1/2019	EUR	1,350,000	1,536,941
Avis Budget Car Rental LLC:
5.5%, 4/1/2023 (b)		370,000	377,400
144A, 5.5%, 4/1/2023		985,000	1,004,700
Block Communications, Inc., 144A, 7.25%, 2/1/2020		720,000	730,800
BUT SAS, 144A, 7.375%, 9/15/2019	EUR	1,485,000	1,585,757
Cable Communications Systems NV, 144A, 7.5%, 11/1/2020	EUR	400,000	464,249
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		215,000	218,763
8.0%, 4/15/2020		115,000	129,663
CCO Holdings LLC, 7.375%, 6/1/2020		105,000	112,350
CCOH Safari LLC:
5.5%, 12/1/2022		560,000	567,700
5.75%, 12/1/2024		560,000	567,700
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		1,216,000	1,188,640
144A, 6.375%, 9/15/2020 (b)		2,260,000	2,350,400
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		255,000	260,100
Series B, 6.5%, 11/15/2022		690,000	711,562
Series A, 7.625%, 3/15/2020		210,000	218,400
Series B, 7.625%, 3/15/2020		2,165,000	2,284,075
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		1,865,000	1,878,987
Crown Media Holdings, Inc., 10.5%, 7/15/2019		525,000	569,625
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		1,595,000	1,600,981
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		705,000	719,100
Dana Holding Corp., 5.5%, 12/15/2024		410,000	415,638
DISH DBS Corp.:
4.25%, 4/1/2018		535,000	544,362
5.0%, 3/15/2023		700,000	687,750
6.75%, 6/1/2021		90,000	97,763
7.875%, 9/1/2019		565,000	641,275
Getty Images, Inc., 144A, 7.0%, 10/15/2020		575,000	402,500
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		620,000	612,250
Harron Communications LP, 144A, 9.125%, 4/1/2020		500,000	537,500
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		620,000	638,600
7.5%, 7/15/2020 (b)		210,000	219,975
11.5%, 7/15/2020		200,000	228,000
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		285,000	308,513
HP Pelzer Holding GmbH, 144A, 7.5%, 7/15/2021	EUR	1,335,000	1,576,434

iHeartCommunications, Inc.:
9.0%, 12/15/2019		1,050,000	1,023,750
11.25%, 3/1/2021		505,000	515,100
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		305,000	251,625
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		105,000	104,869
144A, 7.0%, 9/1/2020		685,000	731,237
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		680,000	709,750
Mediacom Broadband LLC:
5.5%, 4/15/2021		105,000	105,263
6.375%, 4/1/2023		790,000	821,600
Mediacom LLC, 7.25%, 2/15/2022		205,000	218,325
MGM Resorts International:
6.0%, 3/15/2023 (b)		635,000	641,350
8.625%, 2/1/2019		960,000	1,082,400
Numericable-SFR:
144A, 4.875%, 5/15/2019		1,045,000	1,045,000
144A, 6.0%, 5/15/2022		1,560,000	1,595,724
144A, 6.25%, 5/15/2024		460,000	476,100
Penske Automotive Group, Inc., 5.375%, 12/1/2024		1,485,000	1,510,987
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		315,000	322,875
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		235,000	234,413
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		435,000	464,362
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		420,000	430,500
Snai SpA, 144A, 12.0%, 12/15/2018	EUR	1,560,000	1,820,090
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		565,000	542,400
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		300,000	285,750
TVN Finance Corp. III AB, 144A, 7.875%, 11/15/2018	EUR	666,000	780,802
UCI International, Inc., 8.625%, 2/15/2019		220,000	202,400
Unitymedia Hessen GmbH & Co., KG:
144A, 4.0%, 1/15/2025	EUR	890,000	1,038,898
144A, 5.5%, 1/15/2023		1,490,000	1,545,875
Unitymedia KabelBW GmbH, 144A, 9.5%, 3/15/2021	EUR	3,000,000	3,783,408
Univision Communications, Inc.:
144A, 7.875%, 11/1/2020		250,000	267,500
144A, 8.5%, 5/15/2021		270,000	289,575
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		390,000	427,050
Visant Corp., 10.0%, 10/1/2017 (b)		210,000	177,975
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		4,775,000	4,646,672
Ziggo Bond Finance BV, 144A, 4.625%, 1/15/2025	EUR	870,000	1,000,304

			59,521,569
Consumer Staples 3.8%
Armored Autogroup, Inc., 9.25%, 11/1/2018		640,000	640,000
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023		2,950,000	3,162,105
Chiquita Brands International, Inc., 7.875%, 2/1/2021		164,000	177,940
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		490,000	439,775
144A, 6.75%, 1/1/2020		410,000	404,875
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		1,360,000	1,414,400
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		1,040,000	1,032,720
144A, 7.75%, 10/28/2020		795,000	818,612
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		1,050,000	1,081,500
144A, 8.25%, 2/1/2020		305,000	320,823
Minerva Luxembourg SA, 144A, 7.75%, 1/31/2023		790,000	760,375
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		190,000	185,725
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		105,000	91,875
Smithfield Foods, Inc., 6.625%, 8/15/2022		360,000	381,600
The WhiteWave Foods Co., 5.375%, 10/1/2022		410,000	432,550

			11,344,875
Energy 6.4%
Antero Resources Corp., 144A, 5.125%, 12/1/2022 (b)		730,000	698,975
Antero Resources Finance Corp., 5.375%, 11/1/2021		520,000	507,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		150,000	130,125
144A, 5.625%, 6/1/2024		195,000	167,213
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		370,000	255,300
6.75%, 11/1/2020		845,000	621,075
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		245,000	242,550
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		100,000	64,000
8.625%, 10/15/2020		150,000	106,125
California Resources Corp.:
144A, 5.0%, 1/15/2020 (b)		315,000	271,688
144A, 5.5%, 9/15/2021		720,000	604,800
144A, 6.0%, 11/15/2024		85,000	69,169
Chaparral Energy, Inc., 7.625%, 11/15/2022		685,000	397,300
Concho Resources, Inc., 5.5%, 4/1/2023		415,000	415,000
Continental Resources, Inc., 3.8%, 6/1/2024 (b)		415,000	375,204
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		315,000	306,338
7.75%, 4/1/2019		580,000	591,600
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		340,000	362,950
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		1,080,000	955,800
EP Energy LLC, 6.875%, 5/1/2019		645,000	653,062
EV Energy Partners LP, 8.0%, 4/15/2019		1,095,000	949,912
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024		395,000	355,500
Holly Energy Partners LP, 6.5%, 3/1/2020		205,000	198,850
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		345,000	265,650
Jupiter Resources, Inc., 144A, 8.5%, 10/1/2022		405,000	303,750
Linn Energy LLC, 6.25%, 11/1/2019		255,000	194,438
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		815,000	725,350
144A, 6.5%, 3/15/2021		425,000	384,625
144A, 7.0%, 3/31/2024		1,335,000	1,208,175
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		395,000	359,450
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		585,000	618,637
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		1,125,000	973,125
Regency Energy Partners LP:
5.0%, 10/1/2022		255,000	266,475
5.875%, 3/1/2022 (b)		55,000	60,225
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		580,000	576,375
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		1,430,000	1,431,787
5.625%, 4/15/2023		320,000	320,000
Seventy Seven Energy, Inc., 6.5%, 7/15/2022 (b)		100,000	39,750
Seventy Seven Operating LLC, 6.625%, 11/15/2019		265,000	192,125
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		155,000	151,125
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		530,000	541,262
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		290,000	204,450
Welltec A/S, 144A, 8.0%, 2/1/2019		1,000,000	900,000
Whiting Petroleum Corp., 5.75%, 3/15/2021 (b)		415,000	394,769

			19,411,079
Financials 3.7%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		885,000	940,312
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		255,000	270,938
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		650,000	671,135
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049		935,000	901,013
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		615,000	658,050
E*TRADE Financial Corp.:
5.375%, 11/15/2022		380,000	399,000
6.375%, 11/15/2019		1,105,000	1,182,350
Financiere Gaillon 8 SAS, 144A, 7.0%, 9/30/2019	EUR	1,785,000	2,001,922
Hellas Telecommunications Finance, 144A, 8.071% **, 7/15/2015 *	EUR	513,190	0
MPT Operating Partnership LP:
(REIT), 5.75%, 10/1/2020	EUR	815,000	992,323
(REIT), 6.375%, 2/15/2022		215,000	231,125
(REIT), 6.875%, 5/1/2021		525,000	561,750
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		300,000	313,125
144A, 5.875%, 3/15/2022		510,000	541,237
Popular, Inc., 7.0%, 7/1/2019		300,000	301,875
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		520,000	551,200
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		795,000	783,075

			11,300,430
Health Care 5.6%
Aviv Healthcare Properties LP, 6.0%, 10/15/2021		210,000	219,450
Biomet, Inc.:
6.5%, 8/1/2020		670,000	714,387
6.5%, 10/1/2020		190,000	200,868
CHS/Community Health Systems, Inc.:
5.125%, 8/15/2018		1,080,000	1,118,340
7.125%, 7/15/2020		1,230,000	1,309,950
Community Health Systems, Inc.:
5.125%, 8/1/2021		110,000	114,263
6.875%, 2/1/2022 (b)		430,000	456,714
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		1,045,000	903,925
Endo Finance LLC:
144A, 5.375%, 1/15/2023		455,000	448,175
144A, 5.75%, 1/15/2022		425,000	431,375
144A, 6.0%, 2/1/2025		315,000	321,891
HCA, Inc.:
5.25%, 4/15/2025 (b)		305,000	332,450
5.375%, 2/1/2025		735,000	755,212
7.5%, 2/15/2022		799,000	936,348
Hologic, Inc., 6.25%, 8/1/2020		370,000	386,188
HomeVi SAS, 144A, 6.875%, 8/15/2021	EUR	2,220,000	2,660,370
IMS Health, Inc., 144A, 6.0%, 11/1/2020		485,000	505,006
LifePoint Hospitals, Inc, 5.5%, 12/1/2021		525,000	551,906
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		980,000	1,031,450
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		565,000	603,137
Valeant Pharmaceuticals International, Inc.:
144A, 6.375%, 10/15/2020		495,000	523,462
144A, 7.5%, 7/15/2021		2,100,000	2,299,500

			16,824,367
Industrials 12.5%
ADT Corp.:
3.5%, 7/15/2022 (b)		300,000	271,500
4.125%, 4/15/2019 (b)		90,000	89,888
5.25%, 3/15/2020 (b)		675,000	685,125
6.25%, 10/15/2021 (b)		310,000	328,504
Aguila 3 SA, 144A, 7.875%, 1/31/2018		1,495,000	1,472,575
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021 (b)		390,000	339,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		510,000	478,125
Astaldi SpA, 144A, 7.125%, 12/1/2020	EUR	3,120,000	3,693,065
BakerCorp International, Inc., 8.25%, 6/1/2019		605,000	456,775
Belden, Inc., 144A, 5.5%, 9/1/2022		655,000	651,725
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		310,000	291,400
144A, 5.75%, 3/15/2022 (b)		3,700,000	3,443,312
144A, 6.0%, 10/15/2022 (b)		520,000	490,100
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019		265,000	266,325
Casella Waste Systems, Inc., 7.75%, 2/15/2019		715,000	718,575
Covanta Holding Corp., 5.875%, 3/1/2024		425,000	437,219
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		535,000	565,762
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		290,000	278,487
Ducommun, Inc., 9.75%, 7/15/2018		615,000	656,512
Empark Funding SA, 144A, 6.75%, 12/15/2019	EUR	790,000	960,545
Ferreycorp SAA, 144A, 4.875%, 4/26/2020 (b)		1,175,000	1,160,900
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		240,000	237,000
FTI Consulting, Inc.:
6.0%, 11/15/2022		390,000	409,988
6.75%, 10/1/2020		10,000	10,488
Garda World Security Corp., 144A, 7.25%, 11/15/2021		315,000	307,125
Gates Global LLC:
144A, 5.75%, 7/15/2022	EUR	150,000	154,523
144A, 6.0%, 7/15/2022		390,000	365,625
GenCorp, Inc., 7.125%, 3/15/2021		940,000	988,645
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021		885,000	918,187
7.125%, 3/15/2021		105,000	112,875
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		1,085,000	1,112,125
Meritor, Inc.:
6.25%, 2/15/2024		425,000	430,313
6.75%, 6/15/2021		1,015,000	1,053,062
Moog, Inc., 144A, 5.25%, 12/1/2022		370,000	377,400
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		1,570,000	1,397,300
8.125%, 2/15/2019		630,000	497,700
Nortek, Inc., 8.5%, 4/15/2021		800,000	850,000
Novafives SAS, 144A, 4.5%, 6/30/2021	EUR	300,000	330,525
Oshkosh Corp., 5.375%, 3/1/2022		322,500	330,563
Ply Gem Industries, Inc.:
6.5%, 2/1/2022 (b)		540,000	521,775
6.5%, 2/1/2022		305,000	291,656
Sanmina Corp., 144A, 4.375%, 6/1/2019		50,000	49,250
Spirit AeroSystems, Inc.:
5.25%, 3/15/2022		555,000	567,487
6.75%, 12/15/2020		400,000	423,000
Techem Energy Metering Service GmbH & Co., KG, 144A, 7.875%, 10/1/2020	EUR	200,000	249,730
Techem GmbH, 144A, 6.125%, 10/1/2019	EUR	800,000	962,941
Titan International, Inc., 6.875%, 10/1/2020		1,230,000	1,059,337
TransDigm, Inc.:
6.0%, 7/15/2022		515,000	513,712
6.5%, 7/15/2024		310,000	313,875
7.5%, 7/15/2021		2,345,000	2,485,700
Triumph Group, Inc., 5.25%, 6/1/2022		260,000	256,100
United Rentals North America, Inc.:
6.125%, 6/15/2023 (b)		45,000	46,744
7.375%, 5/15/2020		695,000	747,994
7.625%, 4/15/2022		695,000	764,361
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		535,000	569,106
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		200,000	207,500

			37,649,431
Information Technology 5.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		205,000	214,225
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		485,000	499,550
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		660,000	686,400
144A, 6.125%, 11/1/2023		255,000	265,838
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		900,000	786,375
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		630,000	513,450
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		290,000	282,750
CDW LLC, 5.5%, 12/1/2024		1,490,000	1,501,175
CyrusOne LP, 6.375%, 11/15/2022		195,000	201,825
EarthLink Holdings Corp., 7.375%, 6/1/2020		475,000	479,750
Entegris, Inc., 144A, 6.0%, 4/1/2022		310,000	313,100
Equinix, Inc.:
5.375%, 1/1/2022		505,000	522,675
5.75%, 1/1/2025		380,000	395,200
First Data Corp.:
144A, 6.75%, 11/1/2020		877,000	938,390
144A, 7.375%, 6/15/2019		470,000	492,912
144A, 8.75%, 1/15/2022 (b)		1,795,000	1,929,625
144A, 8.875%, 8/15/2020		885,000	948,056
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		530,000	561,800
Micron Technology, Inc., 144A, 5.25%, 8/1/2023 (c)		515,000	515,322
NCR Corp.:
5.875%, 12/15/2021		105,000	108,413
6.375%, 12/15/2023		265,000	276,925
NXP BV, 144A, 3.75%, 6/1/2018		510,000	510,000
Open Text Corp., 144A, 5.625%, 1/15/2023		420,000	431,550
United Group BV, 144A, 7.875%, 11/15/2020	EUR	2,730,000	3,305,007
Ymobile Corp., 144A, 8.25%, 4/1/2018		610,000	639,737

			17,320,050
Materials 17.4%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	1,820,000
ArcelorMittal, 5.75%, 8/5/2020		2,170,000	2,240,525
Ardagh Packaging Finance PLC:
144A, 4.25%, 1/15/2022	EUR	300,000	337,305
144A, 6.75%, 1/31/2021		690,000	676,200
144A, 9.125%, 10/15/2020		2,750,000	2,915,000
Berry Plastics Corp.:
5.5%, 5/15/2022		855,000	874,237
9.75%, 1/15/2021		835,000	926,850
Cascades, Inc., 144A, 5.5%, 7/15/2022		300,000	301,500
Ciech Group Financing AB, 144A, 9.5%, 11/30/2019	EUR	2,750,000	3,449,324
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		595,000	597,975
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		520,000	525,200
Crown European Holdings SA, 144A, 4.0%, 7/15/2022	EUR	2,490,000	2,944,761
CSN Resources SA, 144A, 6.5%, 7/21/2020 (b)		2,950,000	2,691,875
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		415,000	436,788
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		858,000	718,575
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		1,235,000	1,204,125
144A, 8.25%, 11/1/2019 (b)		520,000	461,500
Greif Nevada Holdings, Inc. SCS, 144A, 7.375%, 7/15/2021	EUR	5,000,000	6,638,748
Greif, Inc., 7.75%, 8/1/2019		190,000	216,363
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		205,000	192,572
8.875%, 2/1/2018		660,000	565,950
Huntsman International LLC, 5.125%, 4/15/2021	EUR	1,985,000	2,348,697
Kaiser Aluminum Corp., 8.25%, 6/1/2020		500,000	538,750
KGHM International Ltd., 144A, 7.75%, 6/15/2019		1,125,000	1,153,125
Novelis, Inc., 8.75%, 12/15/2020		855,000	916,987
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	3,235,000	4,378,068
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		990,000	980,100
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		515,000	513,713
Polymer Group, Inc., 7.75%, 2/1/2019		490,000	507,150
PSPC Escrow Corp., 144A, 6.0%, 2/1/2023 (c)	EUR	870,000	995,388
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		510,000	502,350
144A, 8.25%, 1/15/2021		310,000	307,675
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,730,000	2,791,425
6.875%, 2/15/2021		1,000,000	1,052,500
8.25%, 2/15/2021 (b)		410,000	416,663
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		245,000	249,900
144A, 5.125%, 12/1/2024		125,000	128,281
144A, 8.375%, 9/15/2021		290,000	325,525
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		420,000	399,000
SPCM SA, 144A, 6.0%, 1/15/2022		815,000	845,563
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		405,000	400,950
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022 (b)		1,595,000	1,555,125
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		205,000	213,200
144A, 5.625%, 10/1/2024 (b)		100,000	107,250

			52,362,758
Telecommunication Services 16.3%
Altice Financing SA:
144A, 6.5%, 1/15/2022		330,000	336,600
144A, 7.875%, 12/15/2019		445,000	470,810
Altice Finco SA:
144A, 8.125%, 1/15/2024		200,000	207,500
144A, 9.875%, 12/15/2020		445,000	489,500
Altice SA, 144A, 7.25%, 5/15/2022	EUR	890,000	1,058,499
B Communications Ltd., 144A, 7.375%, 2/15/2021		530,000	553,850
Bulgarian Telecommunications Co. EAD, 144A, 6.625%, 11/15/2018	EUR	1,000,000	1,130,000
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		185,000	194,666
Cincinnati Bell, Inc., 8.375%, 10/15/2020		2,780,000	2,924,212
CommScope, Inc., 144A, 5.0%, 6/15/2021		515,000	495,688
CPI International, Inc., 8.75%, 2/15/2018		90,000	92,475
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		520,000	471,094
144A, 8.25%, 9/30/2020		2,908,000	2,829,484
Frontier Communications Corp.:
6.25%, 9/15/2021		310,000	319,300
6.875%, 1/15/2025 (b)		310,000	314,263
7.125%, 1/15/2023		955,000	990,812
8.5%, 4/15/2020		190,000	213,750
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		475,000	507,656
7.625%, 6/15/2021		415,000	451,313
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		835,000	824,562
7.25%, 10/15/2020		2,255,000	2,364,931
7.5%, 4/1/2021		2,370,000	2,512,200
Intelsat Luxembourg SA:
7.75%, 6/1/2021		1,195,000	1,184,544
8.125%, 6/1/2023		185,000	186,850
Level 3 Communications, Inc.:
144A, 5.75%, 12/1/2022		635,000	639,762
8.875%, 6/1/2019		105,000	111,038
Level 3 Financing, Inc.:
144A, 5.375%, 8/15/2022		1,395,000	1,415,925
6.125%, 1/15/2021		320,000	332,000
7.0%, 6/1/2020		1,425,000	1,517,625
8.625%, 7/15/2020		610,000	665,205
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		620,000	581,250
Pacnet Ltd., 144A, 9.0%, 12/12/2018 (b)		330,000	363,000
Play Finance 1 SA, 144A, 6.5%, 8/1/2019	EUR	100,000	120,215
Play Finance 2 SA, 144A, 5.25%, 2/1/2019	EUR	1,300,000	1,538,777
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		1,995,000	2,114,700
SBA Communications Corp., 5.625%, 10/1/2019		385,000	400,400
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		500,000	545,000
144A, 9.0%, 11/15/2018		1,690,000	1,947,725
Sprint Corp., 7.125%, 6/15/2024		2,015,000	1,959,587
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022 (b)		210,000	216,038
6.625%, 11/15/2020		815,000	847,396
Telenet Finance III Luxembourg SCA, 144A, 6.625%, 2/15/2021	EUR	1,000,000	1,200,701
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	2,575,000	3,067,621
Telenet Finance V Luxembourg SCA:
144A, 6.25%, 8/15/2022	EUR	435,000	530,938
144A, 6.75%, 8/15/2024	EUR	435,000	552,994
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		335,000	349,238
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,965,000	2,136,937
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		625,000	673,437
Wind Acquisition Finance SA:
144A, 4.071% **, 7/15/2020	EUR	400,000	440,736
144A, 6.5%, 4/30/2020		380,000	395,200
Windstream Corp.:
6.375%, 8/1/2023 (b)		490,000	451,413
7.5%, 4/1/2023		765,000	758,306
7.75%, 10/15/2020		130,000	134,875
7.75%, 10/1/2021		1,365,000	1,385,475
Zayo Group LLC, 144A, 6.0%, 4/1/2023 (b)		420,000	422,100

			48,940,173
Utilities 2.9%
AES Corp., 3.234% **, 6/1/2019		350,000	344,750
Calpine Corp.:
5.375%, 1/15/2023		490,000	494,900
5.75%, 1/15/2025		490,000	499,800
Dynegy Finance I, Inc., 144A, 7.625%, 11/1/2024		100,000	103,000
EDP Finance BV, 144A, 5.25%, 1/14/2021		2,605,000	2,774,924
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		1,000,000	920,000
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019		395,000	375,250
NRG Energy, Inc.:
Series WI, 6.25%, 5/1/2024		2,410,000	2,403,975
7.875%, 5/15/2021		445,000	477,263
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		395,000	383,150

			8,777,012

Total Corporate Bonds (Cost $291,112,543)			283,451,744
Government & Agency Obligations 0.5%
Other Government Related (d) 0.1%
MMC Norilsk Nickel OJSC, 144A, 5.55%, 10/28/2020		400,000	349,080
U.S. Treasury Obligation 0.4%
U.S. Treasury Note, 1.0%, 8/31/2016		1,000,000	1,010,000

Total Government & Agency Obligations (Cost $1,406,447)			1,359,080
Loan Participations and Assignments 0.6%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		700,000	0
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		865,650	862,993
Level 3 Financing, Inc., Term Loan B5, 4.5%, 1/31/2022		770,000	772,106

Total Loan Participations and Assignments (Cost $2,339,136)			1,635,099
Convertible Bond 0.7%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (Cost $1,279,406)		1,281,636	2,214,026
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $785,739)		1,279,000	1,151,100

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)		21	59,092
Trump Entertainment Resorts, Inc.*		72	0

			59,092
Industrials 0.0%
Congoleum Corp.*		23,760	0
Quad Graphics, Inc.		302	6,052

			6,052
Materials 0.0%
GEO Specialty Chemicals, Inc.*		18,710	12,409
GEO Specialty Chemicals, Inc. 144A*		1,703	1,129

			13,538

Total Common Stocks (Cost $292,203)			78,682
Preferred Stock 0.7%
Financials
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $2,014,634)		2,159	2,169,863
Warrants 0.0%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		118,267	77,547
Hercules Trust II, Expiration Date 3/31/2029*		1,219	9,023

Total Warrants (Cost $239,283)			86,570
Securities Lending Collateral 9.9%
Daily Assets Fund Institutional, 0.10% (f) (g) (Cost $29,857,694)		29,857,694	29,857,694
Cash Equivalents 1.0%
Central Cash Management Fund, 0.06% (f) (Cost $3,118,119)		3,118,119	3,118,119

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $332,445,204) †		108.0	325,121,977
Other Assets and Liabilities, Net		(8.0)	(24,183,548)

Net Assets		100.0	300,938,429

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	700,000	708,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	1,000,000	595,400	920,000
Hellas Telecommunications Finance*	8.071%	7/15/2015	EUR	513,190	146,073	0

1,450,442	920,000

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2015.

†
The cost for federal income tax purposes was $332,367,157.  At January 31, 2015, net unrealized depreciation for all securities based on tax cost was $7,245,180.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,865,286 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,110,466.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $28,706,796, which is 9.5% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	75,637	59,092	0.02

(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At January 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

12/20/2011 3/20/2017	720,000	1	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	59,003	12,938	46,065
6/20/2013 9/20/2018	530,000	1	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	60,054	34,412	25,642
6/20/2013 9/20/2018	1,235,000	2	5.0%	HCA, Inc., 8.0%, 10/1/2018, B	161,118	71,745	89,373
6/20/2013 9/20/2018	1,350,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	79,695	58,287	21,408
11/14/2014 12/20/2019	1,410,000	4	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	119,634	92,749	26,885
12/22/2014 3/20/2020	740,000	1	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	120,691	120,881	(190)

Total net unrealized appreciation	209,183

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.
3	Bank of America
4	Morgan Stanley
As of January 31, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	50,750,000	USD	59,786,038	4/13/2015	2,399,833	Bank of America
EUR	870,000	USD	1,025,751	4/13/2015	41,987	UBS AG
EUR	870,000	USD	984,268	4/13/2015	505	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					2,442,325

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	983,663	EUR	870,000	2/2/2015	(547)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$283,451,744	$0	$283,451,744
Government & Agency Obligations	—	1,359,080	—	1,359,080
Loan Participations and Assignments	—	1,635,099	0	1,635,099
Convertible Bond	—	—	2,214,026	2,214,026
Preferred Security	—	1,151,100	—	1,151,100
Common Stocks (j)	6,052		72,630	78,682
Preferred Stock	—	2,169,863	—	2,169,863
Warrants	—	—	86,570	86,570
Short-Term Investments (j)	32,975,813	—	—	32,975,813
Derivatives (k)
Credit Default Swap Contracts	—	209,373	—	209,373
Forward Foreign Currency Exchange Contracts	—	2,442,325	—	2,442,325

Total	$32,981,865	$292,418,584	$2,373,226	$327,773,675

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Credit Default Swap Contracts	$—	$(190)	$—	$(190)
Forward Foreign Currency Exchange Contracts	—	(547)	—	(547)

Total	$—	$(737)	$—	$(737)

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$209,183	$—
Foreign Exchange Contracts	$—	$2,441,778

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015